Significant Accounting Policies - Employee benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Philippines
Employee benefits
Employee benefit expense	$ 115	$ 90	$ 83
Defined benefit plan liability	310	176
PRC Contribution Plan
Employee benefits
Total amounts for employee benefit expenses	1,743	1,492	779
Other Regions and Countries Contribution Plan
Employee benefits
Employee benefit expense	$ 477	$ 275	$ 25